DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT
Schedule of debt

($ thousands)	December 31, 2023	December 31, 2022
Current:
Senior notes	$80,600	$80,600
Long-term:
Bank credit facilities	63,429	56,316
Senior notes	42,000	122,600
Total debt	$186,029	$259,516

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	3 equal annual installments beginning September 3, 2024	3.79%	$200,000	$63,000
May 15, 2012	May 15	1 final installment on May 15, 2024	4.40%	$355,000	$59,600
		Total carrying value at December 31, 2023			$ 122,600